New standards and interpretations adopted January 1, 2018 (Tables)	12 Months Ended
Dec. 31, 2018
New Standards And Interpretations Adopted January 1 2018 Schedule Of Operating Lease Commitment
Schedule of Operating Lease Commitment

$

Operating lease commitment as at December 31, 2017[1]	275

Recognition exemption for:
Short-term leases	(131)
Leases of low value assets	(14)

Commitments attributable to non-lease components	(65)

Extension option reasonably certain to be recognized[2]	51

116

Discounted using the incremental borrowing rate at January 1, 2018	(29)

Lease liability recognized at January 1, 2018	87

1 Does not include $2,262 related to new office space for which the lease commencement date was June 1, 2018.
2 The Corporation has applied the transitional provision of IFRS 16 that allows the use of hindsight in determining the lease term if the contract contains an option to extend the lease.